Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.2%
Equatorial Energia SA	394,860	$2,190,943
Raia Drogasil SA	1,003,884	5,605,823
		7,796,766
Chile — 0.1%
Enel Americas SA	21,839,425	2,815,920

China — 25.0%
360 Security Technology Inc., Class A	4,656,000	9,109,421
Agricultural Bank of China Ltd., Class H	173,145,000	65,248,453
Anhui Gujing Distillery Co. Ltd., Class B	1,540,589	25,243,483
Anjoy Foods Group Co. Ltd., Class A	173,900	3,765,950
ANTA Sports Products Ltd.	400,800	4,096,456
Asia - Potash International Investment Guangzhou Co. Ltd., Class A(a)	783,671	2,546,814
Bank of China Ltd., Class H	167,285,000	65,484,938
Bank of Communications Co. Ltd., Class A	19,462,074	15,998,433
Bank of Communications Co. Ltd., Class H	12,179,000	7,852,408
Bank of Ningbo Co. Ltd., Class A	625,856	2,164,923
Bank of Shanghai Co. Ltd., Class A	4,391,411	3,806,427
Beijing Capital International Airport Co. Ltd., Class H(a)	16,768,000	11,698,083
Beijing Kingsoft Office Software Inc., Class A	37,800	2,294,369
Beijing Tiantan Biological Products Corp. Ltd., Class A	878,500	3,443,767
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	15,643,400	12,682,204
BGI Genomics Co. Ltd., Class A	358,100	2,965,698
BOE Technology Group Co. Ltd., Class A	27,490,000	15,344,034
Cambricon Technologies Corp. Ltd., Class A(a)	83,470	2,981,101
CGN Power Co. Ltd., Class H(b)	65,527,000	15,748,346
Changchun High & New Technology Industry Group Inc., Class A	142,200	3,186,284
China CITIC Bank Corp. Ltd., Class H	45,914,000	24,168,691
China Construction Bank Corp., Class A	7,599,184	6,834,740
China Construction Bank Corp., Class H	47,302,000	30,258,172
China Eastern Airlines Corp. Ltd., Class A(a)	4,444,200	2,916,072
China Huishan Dairy Holdings Co. Ltd.(c)	5,944,807	8
China Life Insurance Co. Ltd., Class H	9,204,000	15,545,931
China Mengniu Dairy Co. Ltd.	2,510,000	9,755,476
China Minsheng Banking Corp. Ltd., Class A	16,867,554	9,382,896
China Petroleum & Chemical Corp., Class H	10,348,000	6,516,263
China Railway Signal & Communication Corp. Ltd., Class A	6,112,800	5,119,378
China Resources Beer Holdings Co. Ltd.	914,000	5,769,680
China Resources Microelectronics Ltd., Class A	537,278	4,490,118
China Resources Pharmaceutical Group Ltd.(b)	2,455,500	2,355,012
China Shenhua Energy Co. Ltd., Class H	1,918,500	6,064,979
China Southern Airlines Co. Ltd., Class H(a)	7,224,000	4,160,711
China Tourism Group Duty Free Corp. Ltd., Class A	537,063	9,293,699
China Tower Corp. Ltd., Class H(b)	257,328,000	28,262,784
China United Network Communications Ltd., Class A	18,026,335	12,461,175
China Yangtze Power Co. Ltd., Class A	11,355,683	35,904,135
China Zhenhua Group Science & Technology Co. Ltd., Class A	189,378	2,453,868
Chongqing Rural Commercial Bank Co. Ltd., Class A	7,459,700	4,140,056
Chongqing Zhifei Biological Products Co. Ltd., Class A	540,400	5,332,158
Chow Tai Fook Jewellery Group Ltd.(d)	3,709,000	6,565,123
CSPC Pharmaceutical Group Ltd.	7,840,000	6,830,475
Dali Foods Group Co. Ltd.(b)	14,364,000	4,791,229
ENN Energy Holdings Ltd.	360,600	4,199,441
Foshan Haitian Flavouring & Food Co. Ltd., Class A	356,721	3,033,526
Security	Shares	Value

China (continued)
Fuyao Glass Industry Group Co. Ltd., Class A	448,303	$2,043,645
Gree Electric Appliances Inc. of Zhuhai, Class A	1,042,806	4,837,357
Guangdong Haid Group Co. Ltd., Class A	1,332,272	8,650,866
Guangdong Investment Ltd.	7,534,000	6,420,358
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,149,794	5,802,991
Guangzhou Haige Communications Group Inc. Co., Class A	1,920,600	2,704,379
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	407,073	3,951,406
Hainan Airlines Holding Co. Ltd., Class A	23,149,500	5,561,930
Hainan Airport Infrastructure Co. Ltd.	3,808,800	2,365,365
Hansoh Pharmaceutical Group Co. Ltd.(b)	1,530,000	2,546,530
Hengan International Group Co. Ltd.	3,475,500	14,776,184
Hualan Biological Engineering Inc., Class A	1,005,510	3,179,031
Huaxia Bank Co. Ltd., Class A	7,487,003	6,077,969
Hundsun Technologies Inc., Class A	1,029,971	6,144,107
Iflytek Co. Ltd., Class A	1,304,667	10,953,419
Imeik Technology Development Co. Ltd., Class A	38,800	2,459,534
Industrial & Commercial Bank of China Ltd., Class A	3,712,200	2,518,767
Industrial & Commercial Bank of China Ltd., Class H	93,027,000	49,680,157
Ingenic Semiconductor Co. Ltd., Class A	203,200	2,697,768
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,727,900	2,228,991
JA Solar Technology Co. Ltd., Class A	560,700	2,836,095
Jiangsu Expressway Co. Ltd., Class H	16,346,000	15,815,001
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,021,666	12,936,802
Joinn Laboratories China Co. Ltd., Class A	369,244	2,349,035
Jointown Pharmaceutical Group Co. Ltd., Class A	1,504,642	3,434,757
Kweichow Moutai Co. Ltd., Class A	42,090	9,646,111
Legend Biotech Corp., ADR(a)(d)	133,126	8,542,695
Lenovo Group Ltd.(d)	7,372,000	6,930,119
Liaoning Port Co Ltd., Class A	15,953,600	3,519,818
Lingyi iTech Guangdong Co., Class A(a)	5,937,200	5,255,451
LONGi Green Energy Technology Co. Ltd., Class A	494,640	2,002,143
Muyuan Foods Co. Ltd., Class A	703,200	3,960,087
NavInfo Co. Ltd., Class A	1,415,100	2,330,250
Nongfu Spring Co. Ltd., Class H(b)	5,366,800	28,774,552
People’s Insurance Co. Group of China Ltd. (The), Class H	96,136,000	36,350,211
PetroChina Co. Ltd., Class A	3,988,800	4,201,665
PICC Property & Casualty Co. Ltd., Class H	5,134,000	6,124,404
Postal Savings Bank of China Co. Ltd., Class H(b)	40,937,000	25,721,053
Qi An Xin Technology Group Inc.(a)	393,342	3,283,906
Sangfor Technologies Inc., Class A	187,200	3,278,119
SDIC Power Holdings Co. Ltd., Class A	1,822,100	3,376,796
SF Holding Co. Ltd., Class A	925,600	6,163,384
Shandong Gold Mining Co. Ltd., Class A	1,326,273	4,712,165
Shandong Gold Mining Co. Ltd., Class H(b)	7,100,500	13,553,978
Shanghai Aiko Solar Energy Co. Ltd., Class A(a)	545,400	2,641,461
Shanghai Baosight Software Co. Ltd., Class B	7,066,829	23,495,157
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	69,616	1,955,195
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,427,000	3,836,095
Shanghai International Airport Co. Ltd., Class A(a)	454,900	2,979,440
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	15,531,992	9,275,426
Shanghai M&G Stationery Inc., Class A	486,548	2,906,310
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,726,300	7,426,388
Shanghai Pudong Development Bank Co. Ltd., Class A	4,401,786	4,546,384
Shanghai RAAS Blood Products Co. Ltd., Class A	5,731,000	5,411,124

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	206,900	$6,108,569
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	158,200	6,689,924
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	706,172	3,479,512
Sichuan Chuantou Energy Co. Ltd., Class A	2,915,810	6,101,235
Sino Biopharmaceutical Ltd.	13,539,000	6,454,265
Sinopec Shanghai Petrochemical Co. Ltd., Class A	5,013,767	2,209,905
Sinopharm Group Co. Ltd., Class H	6,684,000	21,910,586
Songcheng Performance Development Co. Ltd., Class A	1,174,659	2,098,766
TCL Technology Group Corp., Class A	4,230,450	2,295,840
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	983,307	5,132,652
Thunder Software Technology Co. Ltd., Class A	167,200	2,296,714
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	650,194	2,813,744
Tianshui Huatian Technology Co. Ltd., Class A	1,841,100	2,515,323
Tingyi Cayman Islands Holding Corp.(d)	8,130,000	12,178,612
Tongwei Co. Ltd., Class A	1,110,400	5,323,243
TravelSky Technology Ltd., Class H	1,887,000	3,442,456
Uni-President China Holdings Ltd.	2,689,000	2,335,140
Walvax Biotechnology Co. Ltd., Class A	708,691	2,878,759
Want Want China Holdings Ltd.	14,609,000	9,778,178
Wintime Energy Group Co. Ltd.	18,740,900	3,923,417
Wuliangye Yibin Co. Ltd., Class A	196,849	4,466,821
Xinjiang Daqo New Energy Co. Ltd., Class A	1,502,426	9,013,817
Yealink Network Technology Corp. Ltd., Class A	774,803	5,768,044
Yonyou Network Technology Co. Ltd., Class A	839,200	2,343,223
Yum China Holdings Inc.	215,508	12,167,582
Yunnan Baiyao Group Co. Ltd., Class A	334,458	2,530,968
Zhefu Holding Group Co. Ltd., Class A	4,529,500	2,590,195
Zhejiang Dahua Technology Co. Ltd., Class A	1,249,800	3,486,997
Zhejiang Expressway Co. Ltd., Class H	7,826,000	5,796,704
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	730,163	2,983,085
Zhejiang Supor Co. Ltd., Class A	349,004	2,193,599
Zhejiang Zheneng Electric Power Co. Ltd., Class A(a)	3,417,600	2,496,964
Zhongji Innolight Co. Ltd., Class A	436,400	6,605,569
ZTE Corp., Class A	3,091,420	15,295,924
		1,145,146,051
Czech Republic — 0.2%
CEZ AS	247,223	11,122,097

Egypt — 0.3%
Commercial International Bank Egypt SAE	7,098,707	12,001,843

Greece — 0.6%
Hellenic Telecommunications Organization SA	1,197,129	18,337,449
JUMBO SA	432,685	10,041,486
		28,378,935
Hungary — 0.1%
Richter Gedeon Nyrt	99,780	2,517,658

India — 15.0%
ABB India Ltd.	95,145	4,744,950
Adani Green Energy Ltd.(a)	207,170	2,440,691
Apollo Hospitals Enterprise Ltd.	74,408	4,152,537
Asian Paints Ltd.	613,483	23,635,979
Bajaj Auto Ltd.	380,212	20,965,442
Bharti Airtel Ltd.	4,726,783	48,518,247
Britannia Industries Ltd.	349,052	19,641,699
Security	Shares	Value

India (continued)
Cipla Ltd.	1,899,691	$21,870,532
Colgate-Palmolive India Ltd.	170,942	3,285,577
Dabur India Ltd.	3,800,475	25,487,620
Divi’s Laboratories Ltd.	260,371	10,829,094
Dr. Reddy’s Laboratories Ltd.	401,482	21,882,047
Eicher Motors Ltd.	101,881	4,516,997
HCL Technologies Ltd.	3,089,032	42,675,715
Hero MotoCorp Ltd.	170,643	5,686,547
Hindustan Unilever Ltd.	1,283,715	41,369,444
Housing Development Finance Corp. Ltd.	86,037	2,741,635
Indian Hotels Co. Ltd. (The)	1,353,749	6,376,694
Infosys Ltd.	1,953,592	31,056,310
Kotak Mahindra Bank Ltd.	209,156	5,092,514
Lupin Ltd.	1,011,885	9,827,522
Marico Ltd.	3,766,686	24,700,049
Maruti Suzuki India Ltd.	71,656	8,105,020
Max Healthcare Institute Ltd.(a)	2,254,743	14,974,496
Mphasis Ltd.	149,128	3,502,028
MRF Ltd.	20,902	24,538,081
Nestle India Ltd.	61,800	16,181,309
Page Industries Ltd.	33,861	15,855,456
Petronet LNG Ltd.	939,536	2,564,841
Pidilite Industries Ltd.	881,940	27,775,477
Reliance Industries Ltd.	563,702	16,806,694
Siemens Ltd.	188,444	8,089,832
Sun Pharmaceutical Industries Ltd.	1,886,922	22,248,310
Tata Consultancy Services Ltd.	1,333,178	52,925,854
Tech Mahindra Ltd.	1,276,100	17,172,102
Titan Co. Ltd.	636,032	21,682,811
Torrent Pharmaceuticals Ltd.	889,578	19,739,512
Trent Ltd.	326,881	6,165,475
Tube Investments of India Ltd.	72,120	2,495,724
UltraTech Cement Ltd.	34,115	3,239,700
Wipro Ltd.	4,618,813	22,547,575
		688,108,139
Indonesia — 1.3%
Bank Central Asia Tbk PT	58,360,300	35,216,199
Telkom Indonesia Persero Tbk PT	89,142,900	24,067,288
		59,283,487
Kuwait — 2.5%
Kuwait Finance House KSCP	9,989,878	22,945,017
Mobile Telecommunications Co. KSCP	21,036,942	35,548,431
National Bank of Kuwait SAKP	18,191,912	54,398,105
		112,891,553
Malaysia — 4.2%
DiGi.Com Bhd	12,821,900	12,417,300
Genting Malaysia Bhd	3,674,400	1,997,100
Hong Leong Bank Bhd	4,783,200	20,066,899
IHH Healthcare Bhd	20,475,700	25,595,627
IOI Corp. Bhd	2,922,800	2,333,930
Malayan Banking Bhd	22,256,600	41,700,063
Malaysia Airports Holdings Bhd	3,848,200	5,759,749
MISC Bhd	2,479,300	3,918,293
MR DIY Group M Bhd(b)	20,262,750	6,889,076
Nestle Malaysia Bhd	1,001,800	29,084,866
Petronas Chemicals Group Bhd	4,295,100	6,096,912
Petronas Dagangan Bhd	1,561,300	7,144,330
PPB Group Bhd	3,593,300	12,658,879
Public Bank Bhd	4,911,400	4,052,929

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Telekom Malaysia Bhd	3,930,400	$4,337,776
Tenaga Nasional Bhd	4,831,700	9,951,954
		194,005,683
Mexico — 1.0%
America Movil SAB de CV, Series B, NVS	16,367,500	17,469,524
Wal-Mart de Mexico SAB de CV	7,696,399	29,247,099
		46,716,623
Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR	1,383,947	9,424,679
Credicorp Ltd.	136,913	17,723,388
		27,148,067
Philippines — 1.4%
Bank of the Philippine Islands	10,811,256	19,240,513
BDO Unibank Inc.	4,551,025	11,027,161
International Container Terminal Services Inc.	4,723,610	16,402,769
Jollibee Foods Corp.	1,316,310	5,521,619
Manila Electric Co.	1,825,180	10,617,808
SM Investments Corp.	167,965	2,777,608
		65,587,478
Qatar — 2.5%
Masraf Al Rayan QSC	38,758,340	27,105,708
Ooredoo QPSC	7,326,075	21,336,716
Qatar Electricity & Water Co. QSC	3,981,801	18,690,309
Qatar Fuel QSC	1,666,797	7,251,253
Qatar Islamic Bank SAQ	1,799,987	8,651,285
Qatar National Bank QPSC	7,060,542	31,008,538
		114,043,809
Russia — 0.0%
Polymetal International PLC(a)(c)	244,417	30
Polyus PJSC(a)(c)	95,932	12
Rosneft Oil Co. PJSC(c)	759,070	93
Yandex NV, Class A(a)(c)	49,681	6
		141
Saudi Arabia — 9.2%
Advanced Petrochemical Co.	641,344	7,460,604
Al Rajhi Bank	1,907,852	35,943,249
Alinma Bank	714,551	6,215,546
Arabian Internet & Communications Services Co.	117,305	9,194,750
Bank AlBilad	249,732	2,476,734
Bupa Arabia for Cooperative Insurance Co.	279,587	12,522,826
Dallah Healthcare Co.	123,221	5,344,933
Dar Al Arkan Real Estate Development Co.(a)	4,776,058	19,619,300
Dr Sulaiman Al Habib Medical Services Group Co.	130,298	9,277,493
Elm Co.	64,619	7,731,952
Emaar Economic City(a)	5,582,854	14,671,679
Etihad Etisalat Co.	3,904,863	44,757,886
Jarir Marketing Co.	8,381,960	39,324,883
Mobile Telecommunications Co.(a)	6,256,407	22,989,213
Nahdi Medical Co.	42,458	1,926,167
SABIC Agri-Nutrients Co.	792,686	26,379,983
Saudi Arabian Oil Co.(b)	3,768,374	31,630,754
Saudi Basic Industries Corp.	1,275,216	29,963,653
Saudi Electricity Co.	3,321,970	19,110,551
Saudi National Bank (The)	228,816	2,250,434
Saudi Telecom Co.	5,894,620	67,987,109
Yanbu National Petrochemical Co.	542,814	6,137,348
		422,917,047
Security	Shares	Value

South Korea — 6.8%
BGF retail Co. Ltd.	76,515	$10,988,167
Celltrion Healthcare Co. Ltd.(d)	59,390	3,306,206
Celltrion Inc.	40,403	5,206,291
Coway Co. Ltd.	197,915	7,179,095
HD Hyundai Co. Ltd.	113,455	4,880,980
HMM Co. Ltd.	669,887	8,947,726
Hotel Shilla Co. Ltd.(d)	372,589	21,670,892
Kangwon Land Inc.	911,736	12,514,844
Kia Corp.	45,734	2,954,676
Korea Electric Power Corp.(a)	895,454	12,881,342
KT Corp.	98,106	2,332,430
KT&G Corp.	508,551	32,031,879
LG Electronics Inc.	39,390	3,639,964
LG Uplus Corp.	1,198,609	10,148,535
NAVER Corp.	33,417	5,016,200
NCSoft Corp.	8,202	1,982,728
Orion Corp./Republic of Korea(d)	174,408	16,970,991
Pan Ocean Co. Ltd.	706,850	2,508,580
Samsung Biologics Co. Ltd.(a)(b)	53,329	31,469,801
Samsung C&T Corp.	87,765	7,313,474
Samsung Electronics Co. Ltd.	854,626	45,851,081
Samsung SDS Co. Ltd.	264,059	24,720,604
SK Hynix Inc.	203,136	16,566,428
Yuhan Corp.	431,002	19,268,092
		310,351,006
Taiwan — 18.3%
Accton Technology Corp.	525,000	6,019,536
Advantech Co. Ltd.	2,479,855	32,776,440
Asustek Computer Inc.	2,934,000	29,085,350
Catcher Technology Co. Ltd.	493,000	2,971,901
Cathay Financial Holding Co. Ltd.	3,869,020	5,566,128
Chang Hwa Commercial Bank Ltd.	6,741,000	3,948,841
China Steel Corp.	7,967,000	7,512,862
Chunghwa Telecom Co. Ltd.	16,736,000	68,655,201
Compal Electronics Inc.	35,171,000	31,832,373
Delta Electronics Inc.	609,000	6,253,796
E.Sun Financial Holding Co. Ltd.	28,936,501	24,357,622
Far EasTone Telecommunications Co. Ltd.	22,447,000	56,050,193
First Financial Holding Co. Ltd.	75,939,796	69,389,118
Formosa Petrochemical Corp.	3,281,000	9,197,053
Formosa Plastics Corp.	3,153,840	9,652,777
Hon Hai Precision Industry Co. Ltd.	3,245,000	11,226,979
Hua Nan Financial Holdings Co. Ltd.	81,476,906	58,927,442
Inventec Corp.	22,031,000	26,405,068
Lite-On Technology Corp.	10,870,752	31,451,907
Mega Financial Holding Co. Ltd.	17,372,150	20,209,020
PharmaEssentia Corp.(a)	335,000	3,815,800
Pou Chen Corp.	4,304,000	4,427,296
President Chain Store Corp.	7,358,000	66,899,355
Quanta Computer Inc.	3,707,000	14,018,078
Synnex Technology International Corp.	7,339,000	15,247,865
Taiwan Business Bank	19,207,000	8,802,315
Taiwan Cement Corp.	6,681,000	8,233,156
Taiwan Cooperative Financial Holding Co. Ltd.	70,552,509	64,132,239
Taiwan High Speed Rail Corp.	13,069,000	13,828,874
Taiwan Mobile Co. Ltd.	20,518,000	69,085,307
Taiwan Semiconductor Manufacturing Co. Ltd.	1,291,000	23,364,301
Uni-President Enterprises Corp.	8,635,000	20,862,458
WPG Holdings Ltd.	8,042,440	13,902,207
		838,108,858

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand — 5.6%
Advanced Info Service PCL, NVDR	10,095,900	$61,205,322
Airports of Thailand PCL, NVDR(a)	31,166,000	63,334,792
Asset World Corp. PCL, NVDR	74,862,900	10,576,422
Bangkok Dusit Medical Services PCL, NVDR	36,771,800	29,811,626
Bangkok Expressway & Metro PCL, NVDR	9,522,900	2,203,051
Bumrungrad Hospital PCL, NVDR	3,595,700	23,021,895
Central Retail Corp. PCL, NVDR	8,004,100	9,653,996
CP ALL PCL, NVDR	1,290,800	2,363,505
Home Product Center PCL, NVDR	34,497,600	13,669,590
Intouch Holdings PCL, NVDR	11,185,500	24,007,416
PTT Oil & Retail Business PCL, NVDR(d)	17,419,800	10,007,435
Siam Cement PCL (The), NVDR	610,700	5,593,230
		255,448,280
Turkey — 0.2%
BIM Birlesik Magazalar AS	322,352	2,193,648
Hektas Ticaret TAS(a)	2,250,114	3,023,011
Sasa Polyester Sanayi AS(a)	1,065,465	2,774,514
Turkiye Sise ve Cam Fabrikalari AS	1,228,754	2,391,499
		10,382,672
United Arab Emirates — 4.0%
Abu Dhabi National Oil Co. for Distribution PJSC	43,932,715	49,519,171
Aldar Properties PJSC	22,662,740	31,419,988
Dubai Islamic Bank PJSC	25,077,701	35,901,665
Emirates NBD Bank PJSC	1,766,339	6,564,349
Emirates Telecommunications Group Co. PJSC	4,381,316	27,505,087
First Abu Dhabi Bank PJSC	5,150,480	17,798,952
Multiply Group(a)	11,494,180	10,346,684
Q Holding PJSC(a)	3,925,100	2,437,578
		181,493,474

Total Common Stocks — 99.1%
(Cost: $4,133,348,415)		4,536,265,587

Preferred Stocks

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(c)	40,815,200	5,005
South Korea — 0.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	625,148	27,534,776

Total Preferred Stocks — 0.6%
(Cost: $48,486,316)		27,539,781
Security	Shares	Value

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)	167,567	$—

Total Rights — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.7%
(Cost: $4,181,834,731)		4,563,805,368

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	15,684,166	15,687,303

Total Short-Term Securities — 0.4%
(Cost: $15,676,750)		15,687,303

Total Investments — 100.1%
(Cost: $4,197,511,481)		4,579,492,671

Liabilities in Excess of Other Assets — (0.1)%		(3,220,303)

Net Assets — 100.0%		$4,576,272,368

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital
											Gain
						Change in					Distributions
						Unrealized		Shares			from
	Value at	Purchases	Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/22	at Cost	from Sale		Gain (Loss)	(Depreciation)	05/31/23	05/31/23	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$78,672,519	$—	$(63,003,365	)(a)	$47,351	$(29,202)	$15,687,303	15,684,166	$475,447	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	13,620,000	—	(13,620,000	)(a)	—	—	—	—	662,065		5
					$47,351	$(29,202)	$15,687,303		$1,137,512		$5

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	270	06/16/23	$12,917	$(123,712)
2-Year U.S. Treasury Note	13	09/29/23	2,675	5,389
				$(118,323)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$321,807,238	$4,214,458,200	$149	$4,536,265,587
Preferred Stocks	—	27,534,776	5,005	27,539,781
Rights	—	—	—	—

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$15,687,303	$—	$—	$15,687,303
	$337,494,541	$4,241,992,976	$5,154	$4,579,492,671
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$5,389	$—	$—	$5,389
Liabilities
Equity Contracts	(123,712)	—	—	(123,712)
	$(118,323)	$—	$—	(118,323)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company